Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2014	Apr. 14, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Management fee		1.67%				1.67%
LQM management agreements expiration date		Jul. 31, 2027				Jul. 31, 2027
Management fees earned by LQM		$ 0.2	$ 0.2		$ 0.5	$ 0.6	$ 0.6	$ 0.6
Service reimbursement		0.2	0.2		0.5	1.6	1.5	1.3
Brand marketing fund fee percentage				2.50%		2.50%
Return fee percentage				5.00%		5.00%
Revenues related to Managed Hotels		0.3	0.2		0.7	0.9	0.7	0.6
Royalty fee percentage		0.33%				0.33%
Royalty fees		0.1	0.1		0.1	0.1	0.1	0.1
Receivables from / Payable to parent company of Managed Hotels	1.0			1.0		10.9	8.3
Purchase products and services from affiliates	$ 0.8		$ 0.8	$ 2.3	$ 2.4	$ 4.0	$ 3.3	$ 3.1